Notes to the Consolidated Statements of Financial Position - Summary Of Detailed Information About Lease Liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Current	€ 20.7	€ 11.0
Non-current	123.4	49.9
Total Lease liabilities	€ 144.2	€ 60.9